DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 27, 2023	Apr. 30, 2023	Oct. 25, 2022	Jul. 29, 2022	Jul. 29, 2022	Jul. 25, 2022	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023		Mar. 31, 2022		May 30, 2023	Dec. 31, 2022	Sep. 28, 2022	Sep. 19, 2022
Common stock, shares authorized						42,253,521		500,000,000		500,000,000	500,000,000		500,000,000		500,000,000			200,000,000	505,000,000	505,000,000
Preferred stock, shares authorized								5,000,000		5,000,000	5,000,000		5,000,000		5,000,000			200,000,000
Outstanding shares percentage								15.36%					15.61%
Number of shares issued													205.8726308
Stated value						$ 30,000,000
Operations in oil and gas, including exploration, production and drilling operations								$ 34,000
Number of sale of stock		45.64								205.8726308
Number of sale of stock, value		$ 1,141,000								$ 5,146,816
Warrant to purchase shares percentage												200.00%
Purchase price per units of common stock												$ 25,000
Stock issued during period value other								$ 8,774,619					$ 5,964,000
Common stock, shares outstanding						8,400,000		10,333,800		10,166,667	10,333,800		10,166,667		0
Goodwill impairment								$ 5,917,843					$ 5,917,843
Capital contribution								100			$ 100						$ 100
Cash federally insured deposit limit								250,000		$ 250,000	250,000		250,000
Depletion of oil and gas properties								57,811	$ 102,223				$ 380,540		$ 1,706,164
Oil impairment charges								$ 141,965	28,265
Present value discount, percentage								10.00%					10.00%
Impairment amount recognized								$ 141,965	28,265
Accounts Receivable, Allowance for Credit Loss								1,325,678		$ 650,562	$ 1,325,678		$ 650,562
Reserve for receivable under participation agreements								$ 1,380,627
Business Combination, Price of Acquisition, Expected													3,000,000
Related party description								(a) first, to each unit holder, as defined in the Limited Partnership Agreement dated October 31, 2022, in accordance with the unit holder’s capital contribution percentage, until the distributions paid to each partner are equal to their total capital contributions; (b) second, 100% to the managing partner until the distributions to the managing partner equal 10% of the total distributions; and (c) thereafter, 90% to the unit holders in accordance with their distribution percentage interest and 10% to the managing partner
Impairment of reserves													5,487,665		4,322,968
Provision for doubtful accounts								$ 2,055,743					650,562
Goodwill, Impairment Loss													8,018,217
Goodwill [Member]
Goodwill, Impairment Loss													2,100,374
Subsequent Event [Member]
Number of shares issued	500,000
Number of sale of stock		45.64
Number of sale of stock, value		$ 1,141,000
Warrant to purchase shares percentage												200.00%
Purchase price per units of common stock												$ 25,000
Minimum [Member]
Business Combination, Price of Acquisition, Expected								6,288,000					6,288,000
Maximum [Member]
Business Combination, Price of Acquisition, Expected								$ 2,811,609					$ 1,906,000
WR Fund Limirted Partners [Member]
[custom:DistributionDescription]											(a) first, to each partner (other than the managing partner which is our subsidiary), as defined in the Amended and Restated Limited Partnership Agreement, in accordance with the partner’s capital contribution percentage, until the distributions paid to each partner are equal to their total capital contributions; and (b) (i) if the distributions paid to each partner during the term of the WR Fund (the “Term”) were equal to or greater than such member’s total capital contribution, then ninety percent (90%) of the return of capital amount will be paid to the partner (other than the managing partner) and ten percent (10%) of the return of capital amount will be paid to the managing partner, (ii) if the distributions paid to each partner during the Term were less than such member’s total capital contribution, then one hundred percent (100%) of the return of capital amount will be paid to the partner until the sum of the partner’s distributions during the Term and return of capital equal the partner’s total capital contribution, and (iii) if there are any return of capital amounts in excess of the partner’s total capital contribution, then ninety percent (90%) of the return of capital amount will be paid to partner and ten percent (10%) of the return of capital amount will be paid to the managing partner.
Investor [Member]
Number of sale of stock			11.6
Deposits			$ 290,000
Investor [Member] | Subsequent Event [Member]
Deposits		$ 290,000										$ 290,000
Warrant [Member]
Number of sale of stock												1
Warrant [Member] | Subsequent Event [Member]
Number of sale of stock												1
Fortium Holdings Corp [Member]
Common stock, shares outstanding						60,000,000		8,400,000		8,400,000	8,400,000		8,400,000
Goodwill, Impairment Loss													$ 5,917,843
Series A Preferred Stock [Member]
Number of shares issued						1,200
Stated value								$ 1		$ 1 [1]	$ 1		1	[1]	1	[1]
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
Number of shares issued						1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Number of shares issued						1,200
Stated value						$ 30,000,000
Series B Preferred Stock [Member]
Stated value
Voting rights, description				The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination.	The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination.
Series C Convertible Preferred Stock [Member]
Number of shares issued			1,000
Ecoark Holdings Inc [Member]
Outstanding shares percentage						100.00%
Elysian [Member]
Stock issued during period value other							$ 1
Norr [Member]
Stock issued during period value other							$ 3

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.